Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	¥ 9,275		¥ 7,225				$ 1,421,000
Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	9,275		7,225				1,421,000
Provisions (reversal) charged against the allowance for credit losses	9,310	$ 1,427,000	(14,253)		¥ 21,478
Write-offs charged against the allowance for credit losses | ¥	0		¥ 0		¥ 0
Allowance for credit losses on other current assets	73,688						$ 11,293,000
Provisions (reversal) charged against the allowance to supplies	¥ 73,688	11,293,000
Write-offs charged against the allowance | $		$ 0		$ 0		$ 0
Cumulative Effect Period of Adoption [Member] | ASU 2016-13 | Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses								¥ 11,360	$ 1,741,000